Trade Receivables	12 Months Ended
Dec. 31, 2022
Trade Receivables [Abstract]
Trade receivables
7	Trade receivables

Trade receivables are initially recorded at the transaction amount, which corresponds to the sales price, and are subsequently measured as follows: (i) fair value through other comprehensive income, in the case of receivables from credit card companies and (ii) amortized cost, for other customer portfolio.

		As of December 31,
	Note	2022	2021
Credit card companies	7.1	241	75
Credit card companies with related parties	10.1	49	24
Sales ticket and payment slips	7.2	249	118
Trade receivables with related parties	10.1	24	31
Trade receivables with suppliers/payment slips		18	23
		581	271
Provision for expected credit losses	7.3	(11)	(6)
		570	265

Set forth below the breakdown of trade receivables by their gross amount by maturity period:

			Overdue
	Total	Due	Less than 30 days	Less than 60 days	Less than 90 days	> 90 days
2022	581	576	4	-	-	1
2021	271	269	1	-	-	1

7.1	Credit card companies

The Company, through its cash management strategy, anticipates the amount receivable with credit card companies, without any right of recourse or related obligation and derecognizes the balance of trade receivables.

7.2	Sales ticket and payment slips

Refers to amounts arising from transactions through receipts: (i) tickets and meal vouchers R$134 (R$56 as of December 31, 2021); and (ii) payment slips R$115 (R$62 as of December 31, 2021).

7.3	Provision for expected credit losses

All portfolios consider estimated losses, which are recorded based on quantitative and qualitative analysis, the track record of effective losses in the last 24 months, the credit assessment, and considering information on assumptions and projections relating to macroeconomic events, such as unemployment index and consumer confidence index, as well as the volume of credits overdue of trade receivable portfolio. The Company opted for measuring provisions for trade receivable losses by an amount equal to the expected credit loss for the entire life, by adopting a matrix of losses for each level of maturity.

The balance of trade receivables is disclosed net of the provision for expected losses in the balance sheet.

	For the year ended December 31,
	2022	2021	2020
At the beginning of the year	(6)	(4)	(32)
Additions	(36)	(15)	(56)
Reversals	31	13	5
Write off trade receivables	-	-	42
Discontinued operations	-	-	43
Foreign currency translation adjustment	-	-	(6)
At the end of the year	(11)	(6)	(4)